COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.10

Loan ID	Deal ID	Seller Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350108411		Application Date	XX/XX/XXXX	XX/XX/XXXX	Loan Signed XX/XX/XXXX
XXXX	4350108434		Application Date	XX/XX/XXXX	XX/XX/XXXX	Per Initial 1003
XXXX	4350108436		Application Date	XX/XX/XXXX	XX/XX/XXXX	Confirmed per initial application
XXXX	4350108400		Original_CLTV	XXX	XXX
XXXX	4350108400		Original_LTV	XXX	XXX